COMMITMENTS AND CONTINGENCIES - New Mexico Regulatory (Details) - Members $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 02, 2014 USD ($)	Oct. 19, 2012 customer	Nov. 30, 2012 customer	Dec. 31, 2015 customer	Dec. 31, 2015 USD ($) customer	Dec. 31, 2014 USD ($) customer
Rate setting
Number of Members					44	44
New Mexico Public Regulation Commission ("NMPRC") | A-37 Wholesale Rate
Rate setting
Number of Members		44
Revenue increase, % of revenue collected		4.90%
New Mexico Public Regulation Commission ("NMPRC") | A-37 Wholesale Rate | NEW MEXICO
Rate setting
Number of Members		12
Revenue increase, % of revenue collected		6.70%
Number of protests filed			3
New Mexico Public Regulation Commission ("NMPRC") | A-37 and A-38 Temporary Rate Rider | NEW MEXICO
Rate setting
Additional annualized revenue to be recovered under agreement | $	$ 7.0
Rate change, impact of lower rate | $					$ 10.7	$ 16.4
New Mexico Public Regulation Commission ("NMPRC") | A-39 Wholesale Rate | NEW MEXICO
Rate setting
Number of protests filed				0